UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-08939
                                     ---------

                               Third Avenue Trust
                               ------------------
               (Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY                                  10017
--------------------------------------------------------------------------------
 (Address of principal executive offices)                             (Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
-----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2008
                         ----------------

Date of reporting period: July 31, 2008
                          -------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               [GRAPHIC OMITTED]

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940, as amended, is as follows:


                                [GRAPHIC OMITTED]

                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                              THIRD QUARTER REPORT

                                 ---------------

                                 July 31, 2008

                                [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS


                                 PRIVACY POLICY

Third Avenue Funds respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds' affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

                      PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated the voting of proxies relating to their voting securities to the Funds' investment adviser pursuant to the adviser's proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling
(800) 443-1021, (ii) on the website of the Securities and Exchange Commission ("SEC") at http://www.sec.gov., and (iii) the Funds website www.thirdavenuefunds.com.

                    SCHEDULE OF PORTFOLIO HOLDINGS--FORM N-Q

Third Avenue Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Third Avenue Funds' Form N-Q is available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                            THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2008
                                  (UNAUDITED)

PRINCIPAL                                                                VALUE
AMOUNT (+)                                                             (NOTE 1)
--------------------------------------------------------------------------------


CORPORATE BONDS - 3.56%
                 AUTO & RELATED - 0.75%
  2,005,000      General Motors Corp., step bond,
                    0.000% until 3/15/16
                    (7.750% thereafter),
                    due 3/15/36                                  $      395,988
 49,652,000      GMAC LLC, 7.250%, due 3/2/11                        34,075,373
 30,000,000 EUR  GMAC LLC, 5.375%, due 6/6/11                        29,097,319
                                                                 --------------
                                                                     63,568,680
                                                                 --------------
                  CONSUMER PRODUCTS - 0.17%
 14,646,612       Home Products International, Inc.,
                     2nd Lien, Convertible, PIK,
                     6.000%, due 3/20/17 (b)                         14,646,612
                                                                 --------------
                  FINANCIAL INSURANCE/
                  CREDIT ENHANCEMENT - 2.17%
334,555,000       MBIA Insurance Corp., 14.000%,
                     due 1/15/33 (d) (h)                            184,153,792
                                                                 --------------
                  FINANCIAL SERVICES - 0.08%
  8,250,000       CIT Group, Inc., 4.750%,
                     due 12/15/10                                     6,733,138
                                                                 --------------
                  HOME DEVELOPMENT - 0.39%
                  Standard Pacific Corp.:
  9,800,000          6.250%, due 4/1/14                               7,889,000
 31,415,000          7.000%, due 8/15/15                             25,171,269
                                                                 --------------
                                                                     33,060,269
                                                                 --------------
                  TOTAL CORPORATE BONDS
                     (Cost $414,642,369)                            302,162,491
                                                                 --------------

  SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.02%
                  AUTO SUPPLY - 0.01%
  2,039,865       ISE Corp. Series B (a) (b)                                 --
    977,469       ISE Corp. Series C (a) (b)                          1,064,464
                                                                 --------------
                                                                      1,064,464
                                                                 --------------

                                                                        VALUE
  SHARES                                                              (NOTE 1)
--------------------------------------------------------------------------------
                  FINANCIAL INSURANCE/
                  CREDIT ENHANCEMENT - 0.00%
  6,045,667       CGA Group, Ltd. Series C
                     (Bermuda) (a) (b)                           $           --
                                                                 --------------
                  INSURANCE &
                  REINSURANCE - 0.01%
      4,775       Ecclesiastical Insurance,
                     8.625% (United Kingdom)                             10,218
  1,022,245       RS Holdings Corp., Convertible,
                     Class A (a) (b)                                    401,221
                                                                 --------------
                                                                        411,439
                                                                 --------------
                  TOTAL PREFERRED STOCKS
                     (Cost $14,103,695)                               1,475,903
                                                                 --------------
COMMON STOCKS - 87.85%
                  ANNUITIES & MUTUAL FUND
                  MANAGEMENT & SALES - 5.39%
  5,500,000       Bank of New York Mellon
                     Corp. (The)                                    195,250,000
  2,451,598       Legg Mason, Inc.                                   98,921,979
  5,148,000       Power Corp. of Canada (Canada)                    157,011,612
    139,212       Westwood Holdings Group, Inc.                       6,470,574
                                                                 --------------
                                                                    457,654,165
                                                                 --------------
                  AUTO SUPPLY - 0.00%
    217,210       ISE Corp. (a) (b)                                          --
                                                                 --------------
                  AUTOMOTIVE - 6.27%
 18,376,400       Toyota Industries Corp. (Japan) (c)               532,169,476
                                                                 --------------
                  BUILDING PRODUCTS - 1.08%
  3,189,400       USG Corp. (a)                                      91,535,780
                                                                 --------------
                  CONSUMER PRODUCTS - 0.00%#
    526,368       Home Products International,
                     Inc. (a) (b) (c)                                    84,219
                                                                 --------------
                  DEPOSITORY INSTITUTIONS - 0.81%
    390,800       Berkshire Hills Bancorp, Inc.                      10,356,200
    529,600       Brookline Bancorp, Inc.                             5,163,600


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
               DEPOSITORY INSTITUTIONS (CONTINUED)
    218,500    Carver Bancorp, Inc. (c)                          $    1,920,615
 19,558,450    Chong Hing Bank, Ltd.
                  (Hong Kong)                                        51,254,711
                                                                 --------------
                                                                     68,695,126
                                                                 --------------
               ELECTRONICS COMPONENTS - 1.99%
  9,046,200    AVX Corp. (c)                                         91,095,234
  3,500,000    Intel Corp.                                           77,665,000
                                                                 --------------
                                                                    168,760,234
                                                                 --------------
               FINANCIAL INSURANCE/CREDIT
               ENHANCEMENT - 2.86%
  3,806,722    ACA Capital Holdings,
                  Inc. (a) (b) (c) (f)                                  959,294
 27,707,362    Ambac Financial Group, Inc. (c)                       69,822,552
 23,649,845    MBIA, Inc. (a) (c)                                   140,243,581
  2,000,000    MGIC Investment Corp.                                 12,800,000
 10,649,350    Radian Group, Inc. (c)                                18,529,869
                                                                 --------------
                                                                    242,355,296
                                                                 --------------
               FINANCIAL SERVICES - 0.32%
  3,250,000    CIT Group, Inc.                                       27,560,000
                                                                 --------------
               HEALTHCARE SERVICES - 0.19%
    342,300    Datascope Corp.                                       15,978,564
                                                                 --------------
               HOLDING COMPANIES - 24.77%
 10,000,000    Brookfield Asset Management, Inc.,
                  Class A (Canada)                                  336,200,000
     83,370    Capital Southwest Corp.                               10,870,614
 53,819,000    Cheung Kong Holdings, Ltd.
                  (Hong Kong)                                       752,950,458
  3,951,800    Guoco Group, Ltd. (Hong Kong)(1)                      41,368,890
 12,713,000    Hutchison Whampoa, Ltd.
                  (Hong Kong)                                       118,926,235
 10,665,000    Investor AB, Class A (Sweden)                        223,681,410
  2,200,000    Jardine Matheson Holdings, Ltd.
                  (Hong Kong)(1)                                     69,520,000

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               HOLDING COMPANIES (CONTINUED)
    359,250    Pargesa Holding SA (Switzerland)                  $   37,180,444
  4,628,913    RHJ International
                  (Belgium) (a) (c)                                  51,600,347
 48,355,822    Wharf (Holdings), Ltd. (The)
                  (Hong Kong)                                       213,725,048
 90,996,500    Wheelock & Co., Ltd. (Hong Kong)                     246,274,301
                                                                 --------------
                                                                  2,102,297,747
                                                                 --------------
               HOME DEVELOPMENT - 0.49%
  1,000,000    MDC Holdings, Inc.                                    41,520,000
                                                                 --------------
               INDUSTRIAL & AGRICULTURAL
               EQUIPMENT - 0.40%
    594,300    Alamo Group, Inc. (c)                                 12,866,595
    360,100    Mestek, Inc. (a)                                       4,195,165
    360,100    Omega Flex, Inc.                                       6,737,471
    480,500    Standex International Corp.                           10,518,145
                                                                 --------------
                                                                     34,317,376
                                                                 --------------
               INSURANCE &
               REINSURANCE - 0.01%
    127,500    Olympus Re Holdings, Ltd.
                  (Bermuda) (a) (b)                                     720,634
     32,089    RS Holdings Corp., Class A (a) (b)                        12,595
                                                                 --------------
                                                                        733,229
                                                                 --------------
               MUTUAL HOLDING
               COMPANIES - 0.21%
    637,122    Brooklyn Federal Bancorp, Inc.                         8,460,980
     50,920    Colonial Bankshares, Inc. (a)                            509,200
    490,036    FedFirst Financial Corp. (a) (c)                       3,136,230
    205,511    Gouverneur Bancorp, Inc. (c)                           1,541,333
    274,157    Home Federal Bancorp, Inc. (c)                         2,227,526
    242,800    SFSB, Inc. (a) (c)                                     1,578,200
                                                                 --------------
                                                                     17,453,469
                                                                 --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------
                                       2
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                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
               NON-LIFE
               INSURANCE-JAPAN - 2.34%
  5,260,500    Tokio Marine Holdings, Inc.,
                  ADR (Japan)                                    $  198,573,880
                                                                 --------------
               NON-U.S. REAL ESTATE OPERATING
               COMPANIES - 15.50%
 23,919,000    Hang Lung Group, Ltd. (Hong Kong)                    106,082,828
 30,534,000    Hang Lung Properties, Ltd.
                  (Hong Kong)                                        95,907,938
 69,071,738    Henderson Land Development
                  Co., Ltd. (Hong Kong) (c)                         427,546,674
 50,000,000    Henderson Land Development
                  Co., Ltd. (Hong Kong) (c) (d)                     309,494,655
  8,151,000    Mitsubishi Estate Co., Ltd. (Japan)                  196,310,858
  7,970,000    Mitsui Fudosan Co., Ltd. (Japan)                     180,314,049
                                                                 --------------
                                                                  1,315,657,002
                                                                 --------------
               OIL & GAS
               PRODUCTION & SERVICES - 7.38%
  2,000,630    Cimarex Energy Co.                                   104,252,829
    626,800    EnCana Corp. (Canada)                                 45,248,692
 10,090,000    Nabors Industries, Ltd.
                  (Bermuda) (a)                                     367,881,400
  2,000,000    Suncor Energy, Inc. (Canada)                         109,000,000
                                                                 --------------
                                                                    626,382,921
                                                                 --------------
               RETAIL - 0.00%#
      1,576    Sears Holdings Corp. (a)                                 127,656
                                                                 --------------
               SECURITY BROKERS, DEALERS
               & FLOTATION COMPANIES - 1.03%
    894,400    Jefferies Group, Inc.                                 16,984,656
  2,444,062    Raymond James Financial, Inc.                         70,633,392
                                                                 --------------
                                                                     87,618,048
                                                                 --------------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               SEMICONDUCTOR
               EQUIPMENT MANUFACTURERS - 0.14%
    700,000    Applied Materials, Inc.                           $   12,124,000
                                                                 --------------
               SOFTWARE - 0.61%
  2,000,000    Microsoft Corp.                                       51,440,000
                                                                 --------------
               STEEL & SPECIALTY STEEL - 5.24%
  3,350,000    POSCO, ADR (South Korea)                             444,377,500
                                                                 --------------
               TELECOMMUNICATIONS - 0.71%
 10,000,000    Sycamore Networks, Inc. (a)                           34,800,000
  5,008,450    Tellabs, Inc. (a)                                     25,743,433
                                                                 --------------
                                                                     60,543,433
                                                                 --------------
               TRANSPORTATION
               INFRASTRUCTURE - 0.02%
 25,150,000    Henderson Investment, Ltd.
                  (Hong Kong)                                         1,702,038
                                                                 --------------
               U.S. REAL ESTATE OPERATING
               COMPANIES - 7.17%
     60,670    Alico, Inc.                                            2,574,228
 18,975,821    FNC Realty Corp. (a) (b)                              11,119,831
  8,781,885    Forest City Enterprises, Inc.,
                  Class A (c)                                       228,943,742
     22,500    Forest City Enterprises, Inc.,
                  Class B                                               587,475
     39,148    Homefed Corp. (a)                                      1,663,790
  7,415,712    St. Joe Co. (The) (a) (c)                            259,772,391
  3,420,106    Tejon Ranch Co. (a) (c)                              103,800,217
                                                                 --------------
                                                                    608,461,674
                                                                 --------------
               UTILITIES, UTILITY SERVICE
               COMPANIES & WASTE
               MANAGEMENT - 2.92%
  8,816,889    Covanta Holding Corp. (a) (c)                        248,107,257
                                                                 --------------
               TOTAL COMMON STOCKS
                  (Cost $6,678,464,667)                           7,456,230,090
                                                                 --------------


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------
                                       3
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                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

INVESTMENT
AMOUNT ($)
    OR
PARTNERSHIP                                                              VALUE
   UNITS                                                               (NOTE 1)
--------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.09%
               INFRASTRUCTURE - 0.08%
    400,000    Brookfield Infrastructure
                  Partners LP(2)                                 $    7,480,000
                                                                 --------------
               INSURANCE &
               REINSURANCE - 0.01%
  1,805,000    Insurance Partners II Equity
                  Fund, L.P. (a) (b)                                    627,452
                                                                 --------------
               TOTAL LIMITED PARTNERSHIPS
                  (Cost $8,429,969)                                   8,107,452
                                                                 --------------

 PRINCIPAL
AMOUNT (+)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 8.82%
                  FOREIGN GOVERNMENT
                  OBLIGATIONS - 7.56%
308,725,000 GBP   United Kingdom Treasury Bills,
                     4.54%-5.03%++, due
                     8/26/08-12/29/08 (g)                           602,444,691
 20,000,000 GBP   United Kingdom Treasury Bond,
                     4.00%, due 3/7/09                               39,414,787
                                                                 --------------
                                                                    641,859,478
                                                                 --------------
                  REPURCHASE AGREEMENT - 1.26%
106,685,026       Bear Stearns, 2.00%, dated
                     7/31/08, due 8/1/08 (e)                        106,685,026
                                                                 --------------
                  TOTAL SHORT TERM INVESTMENTS
                     (Cost $749,727,767)                            748,544,504
                                                                 --------------
                  TOTAL INVESTMENT
                     PORTFOLIO - 100.34%
                     (Cost $7,865,368,467)                        8,516,520,440
                  LIABILITIES IN EXCESS OF
                     OTHER ASSETS - (0.34%)                         (29,029,638)
                                                                 --------------
                  NET ASSETS - 100.00%
                     (Applicable to 171,610,637
                     shares outstanding)                         $8,487,490,802
                                                                 ==============


                  NET ASSET VALUE PER SHARE                              $49.46
                                                                         ======

Notes:

ADR: American Depository Receipt.

EUR: Euro.

GBP: Great British Pound.

PIK: Payment-in-kind.

(a)  Non-income producing security.

(b)  Fair-valued security.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $89,995,000, due 1/15/14, value $109,765,575.

(f)  Security is subject to restrictions on resale.

(g)  A portion of this security is segregated for future fund commitments.

(h)  Variable rate security.

#    Amount represents less than 0.01% of total net assets.

+    Denominated in U.S. Dollars unless otherwise noted.

++   Annualized yield at date of purchase.

(1)  Incorporated in Bermuda.

(2)  Bermuda exempted limited partnership.

Country Concentration
                               % of
                            Net Assets
                            ----------
United States                  30.16%
Hong Kong                      28.69
Japan                          13.05
Canada                          7.63
United Kingdom                  7.56
South Korea                     5.23
Bermuda                         4.34
Sweden                          2.63
Belgium                         0.61
Switzerland                     0.44
                              ------
Total                         100.34%
                              ======

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------
                                       4
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                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2008
                                   (UNAUDITED)

 PRINCIPAL                                                               VALUE
AMOUNT ($)                                                             (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.12%
               FINANCIAL INSURANCE/
               CREDIT ENHANCEMENT - 1.12%
 38,500,000    MBIA Insurance Corp., 14.000%,
                  due 1/15/33 (f) (g)                            $   21,192,094
                                                                 --------------
               TOTAL CORPORATE BONDS
                  (Cost $35,210,642)                                 21,192,094
                                                                 --------------

  SHARES
--------------------------------------------------------------------------------
COMMON STOCKS - 93.14%
               AEROSPACE & DEFENSE - 1.17%
  1,400,537    Herley Industries, Inc. (a) (c)                       22,212,517
                                                                 --------------
               AGRICULTURE - 2.36%
  3,799,687    Viterra, Inc. (Canada) (a)                            44,900,838
                                                                 --------------
               AUTO PARTS - 0.42%
    471,173    Superior Industries International,
                  Inc.                                                7,958,112
                                                                 --------------
               BANKING - 0.52%
    769,761    NewAlliance Bancshares, Inc.                           9,991,498
                                                                 --------------
               CABLE TELEVISION
               EQUIPMENT - 1.90%
    809,400    CommScope, Inc. (a)                                   36,091,146
                                                                 --------------
               CHEMICALS & ALLIED
               PRODUCTS - 6.54%
  1,645,383    Lanxess AG (Germany)                                  63,666,464
  3,462,010    Westlake Chemical Corp. (c)                           60,619,795
                                                                 --------------
                                                                    124,286,259
                                                                 --------------
               COMPUTER PERIPHERALS - 3.39%
    982,392    Imation Corp.                                         18,724,392
  1,301,781    Lexmark International, Inc.,
                  Class A (a)                                        45,666,477
                                                                 --------------
                                                                     64,390,869
                                                                 --------------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               CONSUMER PRODUCTS - 2.96%
    782,071    JAKKS Pacific, Inc. (a)                           $   17,189,921
  1,956,733    K-Swiss, Inc., Class A (c)                            30,251,092
    901,300    Russ Berrie & Co., Inc. (a)                            8,751,623
                                                                 --------------
                                                                     56,192,636
                                                                 --------------
               DIVERSIFIED MEDIA - 0.38%
  1,515,751    Journal Communications, Inc.,
                  Class A                                             7,199,817
                                                                 --------------
               ELECTRONICS COMPONENTS - 3.25%
    766,242    Bel Fuse, Inc., Class B (c)                           21,730,623
  1,428,824    Electronics for Imaging, Inc. (a)                     20,017,824
    794,563    Park Electrochemical Corp.                            20,134,226
                                                                 --------------
                                                                     61,882,673
                                                                 --------------
               ENERGY/COAL - 0.47%
    100,000    Fording Canadian Coal Trust
                  (Canada)                                            8,879,000
                                                                 --------------
               ENERGY/SERVICES - 8.71%
    811,926    Bristow Group, Inc. (a)                               36,528,551
  2,189,832    Bronco Drilling Co., Inc. (a) (c)                     38,322,060
  2,530,543    Pioneer Drilling Co. (a) (c)                          40,210,328
    437,400    Precision Drilling Trust (Canada)                      9,850,248
    677,900    Tidewater, Inc.                                       40,633,326
                                                                 --------------
                                                                    165,544,513
                                                                 --------------
               FINANCIAL INSURANCE/
               CREDIT ENHANCEMENT - 0.01%
    802,697    ACA Capital Holdings,
                  Inc. (a) (b) (e)                                      202,280
                                                                 --------------
               FOREST PRODUCTS & PAPER - 8.75%
  4,165,700    Canfor Corp. (Canada) (a)                             30,674,718
 21,530,352    Catalyst Paper Corp.
                  (Canada) (a) (b) (c) (e)                           22,666,848
    540,583    Deltic Timber Corp.                                   32,786,359
  2,196,177    Glatfelter                                            32,108,108
  3,415,400    TimberWest Forest Corp. (Canada)                      48,031,408
                                                                 --------------
                                                                    166,267,441
                                                                 --------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
               HEALTHCARE SERVICES - 2.89%
  2,676,770    Cross Country Healthcare,
                  Inc. (a) (c)                                   $   42,694,481
    323,230    Pharmaceutical Product
                  Development, Inc.                                  12,327,992
                                                                 --------------
                                                                     55,022,473
                                                                 --------------
               HOLDING COMPANIES - 7.59%
    311,319    Ackermans & van Haaren NV
                  (Belgium)                                          33,044,511
  2,102,287    Brookfield Asset Management,
                  Inc., Class A (Canada)                             70,678,889
    449,743    IDT Corp. (a)                                            710,594
  1,706,400    IDT Corp., Class B (a)                                 3,020,328
  3,111,000    JZ Capital Partners, Ltd.
                  (Guernsey) (a)                                      6,912,852
    495,300    Leucadia National Corp.                               22,174,581
 55,293,369    PYI Corp., Ltd. (Hong Kong)(1)                         7,749,024
                                                                 --------------
                                                                    144,290,779
                                                                 --------------
               HOME FURNISHINGS - 0.40%
    887,237    Stanley Furniture Co., Inc. (c)                        7,541,515
                                                                 --------------
               INDUSTRIAL EQUIPMENT - 1.62%
    278,671    Alamo Group, Inc.                                      6,033,227
  2,051,016    Wacker Construction Equipment
                  AG (Germany)                                       24,848,579
                                                                 --------------
                                                                     30,881,806
                                                                 --------------
               INSURANCE &
               REINSURANCE - 2.83%
    322,900    Arch Capital Group, Ltd.
                  (Bermuda) (a)                                      22,515,817
     59,974    E-L Financial Corp., Ltd. (Canada)                    31,336,188
                                                                 --------------
                                                                     53,852,005
                                                                 --------------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               LIFE INSURANCE - 4.19%
    891,622    FBL Financial Group, Inc., Class A                 $  18,590,319
    233,674    National Western Life Insurance
                  Co., Class A (c)                                   55,345,687
    589,400    Phoenix Cos., Inc. (The)                               5,734,862
                                                                 --------------
                                                                     79,670,868
                                                                 --------------
               METALS MANUFACTURING - 2.01%
  2,093,587    Encore Wire Corp. (c)                                 38,166,091
                                                                 --------------
               NON-U.S. REAL ESTATE
               INVESTMENT TRUSTS - 1.82%
  1,598,963    Derwent London PLC
                  (United Kingdom)                                   34,651,297
                                                                 --------------
               NON-U.S. REAL ESTATE
               OPERATING COMPANIES - 7.00%
  4,919,500    Parco Co., Ltd. (Japan) (c)                           60,504,629
 10,148,000    Sapporo Holdings, Ltd. (Japan)                        72,617,579
                                                                 --------------
                                                                    133,122,208
                                                                 --------------
               OIL & GAS - 5.35%
    679,745    Cimarex Energy Co.                                    35,421,512
  1,172,112    St. Mary Land & Exploration Co.                       49,885,087
    175,000    Whiting Petroleum Corp. (a)                           16,392,250
                                                                 --------------
                                                                    101,698,849
                                                                 --------------
               RETAIL - 1.14%
  1,891,945    Haverty Furniture Cos., Inc. (c)                      21,606,012
                                                                 --------------
               SEMICONDUCTOR
               EQUIPMENT MANUFACTURERS
               & RELATED - 2.06%
    280,700    Coherent, Inc. (a)                                     9,684,150
  1,880,518    Electro Scientific Industries,
                  Inc. (a) (c)                                       29,411,301
                                                                 --------------
                                                                     39,095,451
                                                                 --------------
               SOFTWARE - 2.32%
    477,557    Sybase, Inc. (a)                                      16,050,691
  1,167,736    Synopsys, Inc. (a)                                    28,049,019
                                                                 --------------
                                                                     44,099,710
                                                                 --------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS
               EQUIPMENT - 1.99%
  3,858,740    Sycamore Networks, Inc. (a)                       $   13,428,415
  4,761,223    Tellabs, Inc. (a)                                     24,472,686
                                                                 --------------
                                                                     37,901,101
                                                                 --------------
               TRANSPORTATION - 0.92%
    431,790    Genesee & Wyoming, Inc.,
                  Class A (a)                                        17,474,541
                                                                 --------------
               U.S. REAL ESTATE OPERATING
               COMPANIES - 8.18%
  1,001,943    Alexander & Baldwin, Inc.                             43,474,307
    279,531    Alico, Inc.                                           11,860,500
  1,028,842    Forest City Enterprises, Inc.,
                  Class A                                            26,821,911
    115,350    St. Joe Co. (The) (a)                                  4,040,711
    322,646    Tejon Ranch Co. (a)                                    9,792,306
  1,472,875    Vail Resorts, Inc. (a)                                59,474,692
                                                                 --------------
                                                                    155,464,427
                                                                 --------------
                     TOTAL COMMON STOCKS
                        (Cost $1,568,546,853)                     1,770,538,732
                                                                 --------------

INVESTMENT
AMOUNT ($)
--------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.55%
               HOLDING COMPANIES - 0.55%
  1,000,000    AP Alternative Assets, L.P.
                  (Guernsey) (b)                                     10,440,500
                                                                 --------------
               TOTAL LIMITED PARTNERSHIPS
                  (Cost $20,000,000)                                 10,440,500
                                                                 --------------

   NOTIONAL                                                              VALUE
  AMOUNT ($)                                                           (NOTE 1)
--------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.08%
               FOREIGN CURRENCY
               PUT OPTIONS - 0.08%
100,000,000    Euro Currency, strike 1.435 EUR,
                  expires 7/15/09                                $    1,588,700
                                                                 --------------
               TOTAL PURCHASED OPTIONS
                  (Cost $1,732,500)                                   1,588,700
                                                                 --------------

PRINCIPAL
AMOUNT ($)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 4.80%
               REPURCHASE AGREEMENT - 4.80%
 91,311,885    Bear Stearns, 2.00%, dated
                  7/31/08, due 8/1/08 (d)                            91,311,885
                                                                 --------------
               TOTAL SHORT TERM INVESTMENTS
                  (Cost $91,311,885)                                 91,311,885
                                                                 --------------
               TOTAL INVESTMENT
                  PORTFOLIO - 99.69%
                  (Cost $1,716,801,880)                           1,895,071,911

               OTHER ASSETS LESS
                  LIABILITIES - 0.31%                                 5,805,214
                                                                 --------------
               NET ASSETS - 100.00%
                  (Applicable to 82,327,960
                  shares outstanding)                            $1,900,877,125
                                                                 ==============


               NET ASSET VALUE PER SHARE                                 $23.09
                                                                         ======



            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

Notes:

EUR: Euro.

(a)  Non-income producing security.

(b)  Fair-valued security.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $77,030,000, due 1/15/14, value $93,952,356.

(e)  Security is subject to restrictions on resale.

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(g)  Variable rate security.

(1)  Incorporated in Bermuda.

Country Concentration
                               % of
                            Net Assets
                            ----------
United States                 67.92%
Canada                        14.05
Japan                          7.00
Germany                        4.66
United Kingdom                 1.82
Belgium                        1.74
Bermuda                        1.18
Guernsey                       0.91
Hong Kong                      0.41
                              -----
Total                         99.69%
                              =====

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2008
                                   (UNAUDITED)

 PRINCIPAL                                                               VALUE
AMOUNT ($)                                                             (NOTE 1)
--------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.66%
               LAND DEVELOPMENT - 0.66%
 19,822,829    Landsource Communities
                  Development Term Loan B,
                  6.100%, due 2/19/13                              $ 13,244,128
                                                                 --------------
               TOTAL CORPORATE DEBT INSTRUMENTS
                  (Cost $13,799,154)                                 13,244,128
                                                                 --------------

  SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.64%
               U.S. REAL ESTATE
               INVESTMENT TRUSTS - 0.23%
    125,000    RAIT Financial Trust, 7.750%
                  Series A                                            1,446,250
    250,000    RAIT Financial Trust, 8.375%
                  Series B                                            3,175,000
                                                                 --------------
                                                                      4,621,250
                                                                 --------------
               U.S. REAL ESTATE OPERATING
               COMPANIES - 0.41%
    383,500    Forest City Enterprises, Inc.,
                  $25 par, 7.375%, due 2/1/34 +                       8,320,033
                                                                 --------------
               TOTAL PREFERRED STOCKS
                  (Cost $18,962,500)                                 12,941,283
                                                                 --------------
COMMON STOCKS - 88.35%
               HOMEBUILDERS - 0.64%
    408,775    Avatar Holdings, Inc. (a)                             12,937,729
                                                                 --------------
               NON-U.S. REAL ESTATE
               CONSULTING/MANAGEMENT - 0.08%
    385,141    Savills PLC (United Kingdom)                           1,650,678
                                                                 --------------
               NON-U.S. REAL ESTATE
               INVESTMENT TRUSTS - 14.92%
  7,330,622    British Land Co. PLC
                  (United Kingdom)                                  101,402,147
  3,520,168    Derwent London PLC
                  (United Kingdom)                                   76,285,934

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               NON-U.S. REAL ESTATE
               INVESTMENT TRUSTS (CONTINUED)
  4,634,216    Hammerson PLC (United Kingdom)                    $   87,620,238
  1,904,066    Liberty International PLC
                  (United Kingdom)                                   35,155,550
                                                                 --------------
                                                                    300,463,869
                                                                 --------------
               NON-U.S. REAL ESTATE
               OPERATING COMPANIES - 36.65%
  4,896,850    Brookfield Asset Management, Inc.,
                  Class A (Canada)                                  164,632,097
  3,215,850    Brookfield Properties Corp.
                  (Canada)                                           60,715,248
  3,362,300    Daibiru Corp. (Japan)                                 32,105,008
 21,894,000    Hang Lung Properties, Ltd.
                  (Hong Kong)                                        68,769,515
 13,390,000    Henderson Land Development
                  Co., Ltd. (Hong Kong)                              82,882,669
  1,845,100    Killam Properties, Inc. (Canada) (c)                  12,793,799
  2,679,000    Mitsubishi Estate Co., Ltd. (Japan)                   64,521,751
  2,650,000    Mitsui Fudosan Co., Ltd. (Japan)                      59,953,856
  3,959,400    Parco Co., Ltd. (Japan)                               48,696,418
  5,886,904    Quintain Estates & Development
                  PLC (United Kingdom)                               18,545,020
  2,780,700    Sapporo Holdings, Ltd. (Japan)                        19,898,276
  1,439,447    Unite Group PLC (United Kingdom)                       5,630,965
 32,049,500    Wheelock & Co., Ltd. (Hong Kong)                      86,739,251
 15,630,000    Wheelock Properties, Ltd.
                  (Hong Kong)                                        12,139,711
                                                                 --------------
                                                                    738,023,584
                                                                 --------------
               U.S. REAL ESTATE
               INVESTMENT TRUSTS - 16.94%
    322,270    Acadia Realty Trust                                    7,312,306
  1,348,100    Associated Estates Realty Corp. (c)                   19,075,615
  1,878,151    Cousins Properties, Inc.                              41,262,977
  1,561,738    Crystal River Capital, Inc. (c)                        4,555,892
  1,006,821    EastGroup Properties, Inc.                            46,716,494


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
               U.S. REAL ESTATE
               INVESTMENT TRUSTS (CONTINUED)
     91,657    First Potomac Realty Trust                        $    1,455,513
  2,251,800    JER Investors Trust, Inc. (c)                         13,555,836
    128,331    One Liberty Properties, Inc.                           2,181,627
  1,766,792    ProLogis                                              86,360,793
    510,524    PS Business Parks, Inc.                               26,853,562
  2,614,014    RAIT Financial Trust                                  17,383,193
    782,782    Vornado Realty Trust                                  74,419,085
                                                                 --------------
                                                                    341,132,893
                                                                 --------------
               U.S. REAL ESTATE
               OPERATING COMPANIES - 19.12%
    500,500    Consolidated-Tomoka Land Co. (c)                      19,814,795
 12,982,327    FNC Realty Corp. (a) (b)                               7,607,644
  6,514,964    Forest City Enterprises, Inc.,
                  Class A (c)                                       169,845,111
  4,108,851    St. Joe Co. (The) (a)                                143,933,051
    785,584    Tejon Ranch Co. (a)                                   23,842,474
  2,411,373    Thomas Properties Group, Inc. (c)                     19,942,055
                                                                 --------------
                                                                    384,985,130
                                                                 --------------
               TOTAL COMMON STOCKS
                  (Cost $1,625,305,053)                           1,779,193,883
                                                                 --------------

 PRINCIPAL
AMOUNT ($)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.98%
               REPURCHASE AGREEMENT - 9.98%
200,967,327    Bear Stearns, 2.00%, dated
                  7/31/08, due 8/1/08 (d)                           200,967,327
                                                                 --------------
               TOTAL SHORT TERM INVESTMENTS
                  (Cost $200,967,327)                               200,967,327
                                                                 --------------

                                                                        VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------
               TOTAL INVESTMENT
                  PORTFOLIO - 99.63%
                  (Cost $1,859,034,034)                          $2,006,346,621
               OTHER ASSETS LESS
                  LIABILITIES - 0.37%                                 7,431,555
                                                                 --------------
               NET ASSETS - 100.00%
                  (Applicable to 85,073,651
                  shares outstanding)                            $2,013,778,176
                                                                 ==============
               NET ASSET VALUE PER SHARE                                 $23.67
                                                                         ======

Notes:

(a) Non-income producing security.

(b) Fair-valued security.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Notes, par value $173,495,000, due 4/15/13-1/15/14, value $206,778,314.

+ Security represents investment in Forest City Enterprises, Inc., Senior Notes, 7.375%, due 2/1/34.

Country Concentration
                              % of
                            Net Assets
                            ----------
United States                 47.98%
United Kingdom                16.20
Hong Kong                     12.44
Canada                        11.83
Japan                         11.18
                              -----
Total                         99.63%
                              =====


            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 83.83%
               ADVERTISING - 1.97%
  1,312,400    Asatsu-DK, Inc. (Japan)                           $   35,769,086
                                                                 --------------
               AGRICULTURE - 10.13%
 11,725,749    ABB Grain, Ltd. (Australia) (c)                       87,803,065
    155,356    United International Enterprises,
                  Ltd. (Denmark)(1)                                  16,354,502
  6,713,664    Viterra, Inc. (Canada) (a)                            79,335,255
                                                                 --------------
                                                                    183,492,822
                                                                 --------------
               BUILDING & CONSTRUCTION
               PRODUCTS/SERVICES - 4.04%
    330,387    Imerys SA (France)                                    19,773,997
 13,146,300    Nippon Sheet Glass Co., Ltd.
                  (Japan)                                            53,532,538
                                                                 --------------
                                                                     73,306,535
                                                                 --------------
               CORPORATE SERVICES - 0.56%
 22,522,784    Boardroom, Ltd. (Singapore) (c)                       10,212,174
                                                                 --------------
               DIVERSIFIED OPERATIONS - 6.76%
  2,070,626    Antarchile S.A. (Chile)                               35,068,212
 12,414,517    CSR, Ltd. (Australia)                                 24,540,131
  5,058,200    Hutchison Whampoa, Ltd.
                  (Hong Kong)                                        47,317,917
    301,500    Lundbergforetagen AB, Class B
                  (Sweden)
                                                                    15,564,800
                                                                 --------------
                                                                    122,491,060
                                                                 --------------
               ELECTRONICS COMPONENTS - 4.04%
 19,359,300    WBL Corp., Ltd. (Singapore) (c)                       73,270,675
                                                                 --------------
               FOOD & BEVERAGE - 0.68%
 24,238,000    Vitasoy International Holdings,
                  Ltd. (Hong Kong)                                   12,302,994
                                                                 --------------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               FOREST PRODUCTS & PAPER - 7.26%
  3,817,500    Canfor Corp. (Canada) (a)                         $   28,110,699
 71,271,095    Catalyst Paper Corp.
                  (Canada) (a) (b) (c) (e)                           75,033,195
 44,893,185    Rubicon, Ltd. (New Zealand) (a) (c)                   28,378,575
                                                                 --------------
                                                                    131,522,469
                                                                 --------------
               HOLDING COMPANIES - 8.47%
    761,561    Compagnie Nationale a
                  Portefeuille (Belgium)                             59,667,153
  4,811,400    Guoco Group, Ltd. (Hong Kong)(2)                      50,367,498
    680,000    LG Corp. (South Korea)                                43,428,726
                                                                 --------------
                                                                    153,463,377
                                                                 --------------
               INSURANCE - 9.22%
    214,713    Allianz SE (Germany)                                  36,408,115
 11,135,515    BRIT Insurance Holdings PLC
                  (United Kingdom)                                   33,660,377
  1,798,724    Montpelier Re Holdings, Ltd.
                  (Bermuda)                                          28,239,967
    198,155    Munich Re (Germany)                                   32,892,543
      7,828    Norton Holdings, Ltd.
                  (Bermuda) (a) (b)                                      44,104
  2,520,050    Sompo Japan Insurance, Inc.
                  (Japan)                                            24,936,885
    288,700    Tokio Marine Holdings, Inc. (Japan)                   10,831,849
                                                                 --------------
                                                                    167,013,840
                                                                 --------------
               METALS & MINING - 3.84%
  3,792,832    Dundee Precious Metals,
                  Inc. (Canada) (a) (c)                              21,965,422
  1,025,000    Dundee Precious Metals,
                  Inc. (Canada) (a) (c) (f)                           5,936,081
    512,500    Dundee Precious Metals,
                  Inc. Warrants, expires 6/29/12
                  (Canada) (a) (e)                                      655,672
    853,742    Newmont Mining Corp.                                  40,945,466
                                                                 --------------
                                                                     69,502,641
                                                                 --------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
               NON-U.S. REAL ESTATE
               OPERATING COMPANIES - 7.13%
  2,735,600    Daibiru Corp. (Japan)                             $   26,120,947
 95,915,023    GuocoLeisure, Ltd.
                  (Singapore)(2) (a) (c)                             52,958,785
 17,450,000    Liu Chong Hing Investment, Ltd.
                  (Hong Kong)                                        20,002,664
  1,335,000    Mitsui Fudosan Co., Ltd. (Japan)                      30,203,169
                                                                 --------------
                                                                    129,285,565
                                                                 --------------
               OTHER FINANCIAL - 2.89%
 90,231,000    Yuanta Financial Holding Co.,
                  Ltd. (Taiwan)                                      52,304,835
                                                                 --------------
               PHARMACEUTICALS - 2.79%
    772,218    GlaxoSmithKline PLC
                  (United Kingdom)                                   18,000,562
    464,600    Sanofi-Aventis SA (France)                            32,611,860
                                                                 --------------
                                                                     50,612,422
                                                                 --------------
               SECURITIES BROKERAGE - 3.59%
 97,017,800    Asia Plus Securities Public Co.,
                  Ltd. (Thailand)                                     6,552,088
  1,658,600    Capital Nomura Securities Public
                  Co., Ltd., NVDR (Thailand)                          1,070,478
 43,764,605    Capital Securities Corp. (Taiwan)                     25,515,641
 38,126,960    Hotung Investment Holdings, Ltd.
                  (Taiwan)(2)                                         4,575,235
    652,300    Ichiyoshi Securities Co., Ltd. (Japan)                 6,442,206
 35,459,900    KGI Securities Public Co., Ltd.,
                  NVDR (Thailand)                                     1,469,870
 30,374,790    President Securities Corp. (Taiwan)                   19,358,059
                                                                 --------------
                                                                     64,983,577
                                                                 --------------

                                                                        VALUE
  SHARES                                                               (NOTE 1)
--------------------------------------------------------------------------------
               TECHNOLOGY - HARDWARE - 2.86%
 25,128,000    Gigabyte Technology Co., Ltd.
                  (Taiwan)                                       $   18,117,405
 72,950,000    United Microelectronics Corp.
                  (Taiwan)
                                                                     33,747,404
                                                                 --------------
                                                                     51,864,809
                                                                 --------------
               TELECOMMUNICATIONS - 2.48%
 30,050,529    Netia S.A. (Poland) (a) (c)                           44,965,209
                                                                 --------------
               TRANSPORTATION - 5.12%
  4,928,600    BW Gas, Ltd. (Bermuda) (a)                            52,906,745
  6,733,000    Seino Holdings Co., Ltd. (Japan)                      39,860,601
                                                                 --------------
                                                                     92,767,346
                                                                 --------------
               TOTAL COMMON STOCKS
                  AND WARRANTS
                  (Cost $1,570,725,051)                           1,519,131,436
                                                                 --------------

 NOTIONAL
AMOUNT ($)
--------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.02%
               FOREIGN CURRENCY
               PUT OPTIONS - 0.02%
150,000,000    Euro Currency, strike 1.379 EUR,
                  expires 2/9/09                                        414,750
                                                                 --------------
               TOTAL PURCHASED OPTIONS
                  (Cost $3,427,500)                                     414,750
                                                                 --------------

 PRINCIPAL
AMOUNT ($)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 16.15%
               REPURCHASE AGREEMENT - 3.48%
 63,104,237    Bear Stearns, 2.00%, dated 7/31/08,
                  due 8/1/08 (d)                                     63,104,237
                                                                 --------------
               U.S. GOVERNMENT
               OBLIGATIONS - 12.67%
230,000,000    U.S. Treasury Bills, 1.30%-1.79%+,
                  due 8/14/08-10/16/08                              229,521,820
                                                                 --------------

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 31, 2008
                                   (UNAUDITED)

                                                                        VALUE
                                                                       (NOTE 1)
--------------------------------------------------------------------------------
               TOTAL SHORT TERM INVESTMENTS
                  (Cost $292,687,770)                            $  292,626,057
                                                                 --------------
               TOTAL INVESTMENT
                  PORTFOLIO - 100.00%
                  (Cost $1,866,840,321)                           1,812,172,243

               LIABILITIES IN EXCESS OF
                  OTHER ASSETS - (0.00%)                                (35,828)
                                                                 --------------
               NET ASSETS - 100.00%
                  (Applicable to 104,903,994
                  shares outstanding)                            $1,812,136,415
                                                                 ==============
               NET ASSET VALUE PER SHARE                                 $17.27
                                                                         ======

Notes:

EUR: Euro.

NVDR: Non-Voting Depository Receipt.

(a) Non-income producing security.

(b) Fair-valued security.

(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d) Repurchase agreement collateralized by U.S. Treasury Inflation Indexed Note, par value $53,235,000, due 1/15/14, value $64,929,945.

(e) Security is subject to restrictions on resale.

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

+   Annualized yield at date of purchase.

(1) Incorporated in Bahamas.

(2) Incorporated in Bermuda.


Country Concentration

                               % of
                            Net Assets
                            ----------
United States *                18.43%
Japan                          12.56
Canada                         11.65
Taiwan                          8.48
Singapore                       7.53
Hong Kong                       7.17
Australia                       6.20
Bermuda                         4.48
Germany                         3.82
Belgium                         3.29
France                          2.89
United Kingdom                  2.85
Poland                          2.48
South Korea                     2.40
Chile                           1.94
New Zealand                     1.57
Denmark                         0.90
Sweden                          0.86
Thailand                        0.50
                              ------
Total                         100.00%
                              ======

* Includes cash equivalents.

            SEE ACCOMPANYING NOTES TO THE PORTFOLIOS OF INVESTMENTS.
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                       NOTES TO PORTFOLIOS OF INVESTMENTS
                                  JULY 31, 2008
                                   (UNAUDITED)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:

Third Avenue Trust (the "Trust") is an open-end, non-diversified management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of four, non-diversified (within the meaning of Section 5(b)(2) of the Investment Company
Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Value Fund (each a "Fund" and, collectively, the "Funds").

ACCOUNTING POLICIES:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

SECURITY VALUATION:

Generally, the Funds' investments are valued at market value. Securities traded on a principal stock exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust's Board of Trustees (the "Board"), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds' net asset values are calculated. Temporary cash investments are valued at cost, plus accrued interest, which approximates market. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are amortized to maturity based on their cost.

Each Fund may invest up to 15% of their total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws ("restricted securities"). Restricted securities and other securities and assets for which market quotations are not readily available are valued at "fair value", as determined in good faith by the Funds' Valuation Committee as authorized by the Board of the Funds, under procedures established by the Board. At July 31, 2008, such securities had a total fair value of $29,636,322 or 0.35% of net assets of Third Avenue Value Fund, $33,309,628 or 1.75% of net assets of Third Avenue Small-Cap Value Fund, $7,607,644 or 0.38% of net assets of Third Avenue Real Estate Value Fund and $75,077,299 or 4.14% of net assets of Third Avenue International Value Fund. Among the factors considered by the Funds' Valuation Committee in determining fair value are the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the Fund's cost at the date of purchase, the percentage of the Fund's beneficial ownership of the issuer's common

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                 NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2008
                                   (UNAUDITED)

stock and debt securities, the operating results of the issuer, the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

REPURCHASE AGREEMENTS:

The Funds may invest excess cash in repurchase agreements whereby the Funds purchase securities, which serve as collateral, with an agreement to resell such collateral at the maturity date of the repurchase agreement. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreement. Provisions in the agreements require that the market value of the collateral is at least equal to the repurchase value in the event of default. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

    o   INVESTMENTS AND ASSETS AND LIABILITIES DENOMINATED IN FOREIGN
        CURRENCIES: At the prevailing rates of exchange on the valuation date.

    o INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: At the prevailing rates of exchange on the date of such transactions.

SECURITY TRANSACTIONS:

Security transactions are accounted for on a trade date basis.

--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

                               THIRD AVENUE TRUST
                  NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
                                  JULY 31, 2008
                                   (UNAUDITED)

2. INVESTMENTS

The following information is based upon the book basis of investment securities as of July 31, 2008:

                                                        SMALL-CAP       REAL ESTATE       INTERNATIONAL
                                     VALUE FUND        VALUE FUND        VALUE FUND        VALUE FUND
                                   --------------    --------------    --------------    --------------
Gross unrealized appreciation      $2,042,084,416    $  377,352,635    $  338,942,196    $  180,252,229
Gross unrealized depreciation      (1,390,932,443)     (199,082,604)     (191,629,609)     (234,920,307)
                                   --------------    --------------    --------------    --------------
Net unrealized appreciation/
   (depreciation)                  $  651,151,973    $  178,270,031    $  147,312,587    $  (54,668,078)
                                   ==============    ==============    ==============    ==============
Aggregate book cost                $7,865,368,467    $1,716,801,880    $1,859,034,034    $1,866,840,321
                                   --------------    --------------    --------------    --------------

3. COMMITMENTS AND CONTINGENCIES

Third Avenue Value Fund has committed a $1,755,000 capital investment to RS Holdings of which $1,022,245 has been funded as of July 31, 2008. Under certain circumstances this commitment may be payable to RS Holdings, although the Adviser believes that this commitment is no longer enforceable.

Accordingly, Third Avenue Value Fund has segregated securities valued at $3,902,792 to meet this contingency.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.


--------------------------------------------------------------------------------

                                BOARD OF TRUSTEES
                                  Jack W. Aber
                                 David M. Barse
                              William E. Chapman II
                                 Lucinda Franks
                                 Edward J. Kaier
                                  Marvin Moser
                                  Eric Rakowski
                                  Martin Shubik
                                Charles C. Walden
                                Martin J. Whitman

                                    OFFICERS
                                Martin J. Whitman
                              Chairman of the Board
                                 David M. Barse
                       President, Chief Executive Officer
                                Vincent J. Dugan
                       Chief Financial Officer, Treasurer
                                Michael A. Buono
                                   Controller
                                  W. James Hall
                           General Counsel, Secretary
                                Joseph J. Reardon
                            Chief Compliance Officer

                                 TRANSFER AGENT
                         PNC Global Investment Servicing
                                  P.O. Box 9802
                            Providence, RI 02940-8002
                                 (610) 239-4600
                           (800) 443-1021 (toll-free)

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                               300 Madison Avenue
                               New York, NY 10017

                                    CUSTODIAN
                             Custodial Trust Company
                               101 Carnegie Center
                              Princeton, NJ 08540

                               [GRAPHIC OMITTED]

                               THIRD AVENUE FUNDS
                                622 THIRD AVENUE
                               NEW YORK, NY 10017
                              PHONE (212) 888-5222
                            TOLL FREE (800) 443-1021
                               FAX (212) 888-6757
                            www.thirdavenuefunds.com

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures (required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934) were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Third Avenue Trust
               ------------------

By:            /s/ David M. Barse
               ------------------

Name:          David M. Barse
               --------------

Title:         Principal Executive Officer
               ---------------------------

Date:          August 11, 2008
               ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant):  Third Avenue Trust
               ------------------

By:            /s/ David M. Barse
               ------------------

Name:          David M. Barse
               --------------

Title:         Principal Executive Officer
               ---------------------------

Date:          August 11, 2008
               ---------------

By:            /s/ Vincent J. Dugan
               --------------------

Name:          Vincent J. Dugan
               ----------------

Title:         Principal Financial Officer
               ---------------------------

Date:          August 11, 2008
               ---------------